SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Detail 1) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Secured borrowings | HUD mortgages assumed December 2011
Debt Instrument [Line Items]
Long-term borrowing amount, secured borrowings	[1]	$ 56,204	$ 57,416

[1]	Reflects the weighted average annual contractual interest rate on the mortgages at December 31, 2015 excluding a third-party administration fee of approximately 0.5%. Secured by real estate assets with a net carrying value of $95.4 million.